Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Short-term employee benefits	€ 292	€ 921	€ 1,317
Share-based payments	(274)	1,138	1,898
Total compensation	€ 18	€ 2,059	€ 3,215